Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt instruments
Estimated fair value of long-term debt	$ 8,100,000	$ 12,500,000	$ 17,500,000	$ 21,600,000	$ 25,100,000
Carrying value of long-term debt	7,400,000	11,500,000	15,918,000	20,494,000	25,124,000
Assets and liabilities measured at fair value on a recurring basis | Level 1
Assets
Cash equivalents	128,080,000	171,300,000	266,842,000	129,756,000	178,893,000
Total assets measured at fair value	128,080,000	171,300,000	266,842,000	129,756,000	178,893,000
Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Current derivative assets	2,552,000	3,779,000	7,466,000	11,428,000	18,106,000
Non-current derivative assets	2,612,000	3,713,000
Total assets measured at fair value	5,164,000	7,492,000	33,295,000	95,509,000	26,233,000
Liabilities
Current derivative liabilities	5,564,000	6,839,000	7,522,000	3,193,000	17,933,000
Non-current derivative liabilities	4,304,000	6,498,000	6,164,000	4,748,000
Total liabilities measured at fair value	9,868,000	13,337,000	13,686,000	7,941,000	17,933,000
Assets and liabilities measured at fair value on a recurring basis | Level 3
Liabilities
Fair value of additional contingent cash consideration	11,684,000
Total liabilities measured at fair value	11,684,000
Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Cash equivalents	128,080,000	171,300,000	266,842,000	129,756,000	178,893,000
Current derivative assets	2,552,000	3,779,000	7,466,000	11,428,000	18,106,000
Non-current derivative assets	2,612,000	3,713,000
Total assets measured at fair value	133,244,000	178,792,000	300,137,000	225,265,000	205,126,000
Liabilities
Current derivative liabilities	5,564,000	6,839,000	7,522,000	3,193,000	17,933,000
Non-current derivative liabilities	4,304,000	6,498,000	6,164,000	4,748,000
Fair value of additional contingent cash consideration	11,684,000
Total liabilities measured at fair value	$ 21,552,000	$ 13,337,000	$ 13,686,000	$ 7,941,000	$ 17,933,000